Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Spain ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 40.2%
Banco Bilbao Vizcaya Argentaria SA	10,303,169	$154,670,711
Banco de Sabadell SA	16,482,477	52,471,611
Banco Santander SA	28,214,015	225,081,499
Bankinter SA	2,030,842	26,128,130
CaixaBank SA	6,700,972	56,841,843
		515,193,794
Biotechnology — 1.3%
Grifols SA(a)	1,507,652	16,224,592
Construction & Engineering — 7.5%
ACS Actividades de Construccion y Servicios SA	611,529	40,169,006
Ferrovial SE	1,107,848	56,439,031
		96,608,037
Diversified Telecommunication Services — 9.0%
Cellnex Telecom SA(b)	1,467,923	56,280,595
Telefonica SA	10,940,806	58,600,857
		114,881,452
Electric Utilities — 22.3%
Acciona SA	160,927	25,930,181
Endesa SA	1,208,889	36,942,314
Iberdrola SA	10,619,153	194,646,474
Redeia Corp. SA	1,388,033	28,715,061
		286,234,030
Hotels, Restaurants & Leisure — 4.5%
Amadeus IT Group SA	700,443	58,255,917
Oil, Gas & Consumable Fuels — 3.9%
Repsol SA	3,668,882	49,430,635
Security	Shares	Value
Passenger Airlines — 1.5%
International Consolidated Airlines Group SA, Class DI	4,415,621	$19,380,906
Specialty Retail — 4.5%
Industria de Diseno Textil SA	1,062,543	57,563,565
Transportation Infrastructure — 4.4%
Aena SME SA(b)	208,580	56,115,364
Total Long-Term Investments — 99.1% (Cost: $1,001,885,269)		1,269,888,292
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,560,000	1,560,000
Total Short-Term Securities — 0.1% (Cost: $1,560,000)		1,560,000
Total Investments — 99.2% (Cost: $1,003,445,269)		1,271,448,292
Other Assets Less Liabilities — 0.8%		9,850,805
Net Assets — 100.0%		$1,281,299,097

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$1,955 (b)	$—	$(1,955)	$—	$—	—	$6,974 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	1,230,000 (b)	—	—	—	1,560,000	1,560,000	13,201	—
				$(1,955)	$—	$1,560,000		$20,175	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Spain ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	34	06/20/25	$5,467	$105,251
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Red Electrica Corp. SA	Goldman Sachs Bank USA	$2,468,522	08/19/26	0.45%	1D ESTR	Monthly	$2,342
Red Electrica Corp. SA	HSBC Bank PLC	2,704,307	02/10/28	0.45%	1D ESTR	Monthly	85,125
Total long positions of equity swaps							87,467
Net dividends and financing fees							(9,709)
Total equity swap contracts including dividends and financing fees							$77,758

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$19,380,906	$1,250,507,386	$—	$1,269,888,292
Short-Term Securities
Money Market Funds	1,560,000	—	—	1,560,000
	$20,940,906	$1,250,507,386	$—	$1,271,448,292

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Spain ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$192,718	$—	$192,718

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
1D ESTR	EUR - 1D Euro Short Term Rate